INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 1,973,865
Value, at the end of the year	1,896,375	$ 1,973,865
Gross value
Intangible assets
Value, at the beginning of the year	3,085,882	2,675,616
Incorporation by acquisition	3,724
CAPEX	44,411	431,091
Currency translation adjustments	(10,544)	8,312
Decreases	(27,725)	(29,137)
Value, at the end of the year	3,095,748	3,085,882
Gross value | 5G licenses
Intangible assets
Value, at the beginning of the year	377,543
CAPEX		377,543
Value, at the end of the year	377,543	377,543
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	835,474	835,474
Value, at the end of the year	835,474	835,474
Gross value | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	440,048	440,048
Value, at the end of the year	440,048	440,048
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	112,409	105,306
CAPEX	489	1,387
Currency translation adjustments	(7,428)	5,716
Value, at the end of the year	105,470	112,409
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	589,327	587,718
Incorporation by acquisition	3,724
CAPEX	27
Currency translation adjustments	(338)	1,609
Decreases	(5,800)
Value, at the end of the year	586,940	589,327
Gross value | Brands
Intangible assets
Value, at the beginning of the year	554,790	554,790
Decreases	24
Value, at the end of the year	554,814	554,790
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	39,030	56,626
CAPEX	9,130	11,563
Currency translation adjustments	(1,644)	(22)
Decreases	(21,949)	(29,137)
Value, at the end of the year	24,567	39,030
Gross value | Content activation
Intangible assets
Value, at the beginning of the year	8,264	5,039
CAPEX	2,051	3,225
Value, at the end of the year	10,315	8,264
Gross value | Internally generated software
Intangible assets
Value, at the beginning of the year	87,782	55,329
CAPEX	32,713	32,253
Currency translation adjustments	6
Transfer		200
Value, at the end of the year	120,501	87,782
Gross value | Others
Intangible assets
Value, at the beginning of the year	41,215	35,286
CAPEX	1	5,120
Currency translation adjustments		1,009
Transfer		(200)
Decreases	(1,140)
Value, at the end of the year	$ 40,076	$ 41,215